Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
20.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Payroll and related expenses payable	3,974	686	749
Other tax payables	5,121	821	989
Payable for acquisition of subsidiaries	3,506	3,009	—
Interest expense payable	2,263	840	496
Accruals and other payables	2,287	1,953	3,880
	17,151	7,309	6,114